Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
External gold revenue	$ 1,902,030	$ 1,934,272
Production costs	681,828	616,197
Depreciation & depletion	369,561	404,371
Impairment of long-lived assets	876,376	322,148
Write-down of mining interests	636	19,905
Current income tax, withholding and other taxes	319,726	290,081
Net (loss) income	(626,653)	41,588
Capital expenditures	919,703	811,087
Total assets	4,813,998	4,874,619
Operating segments | Fekola Mine
Disclosure of operating segments [line items]
External gold revenue	951,676	1,143,781
Production costs	384,221	333,215
Depreciation & depletion	162,011	214,533
Impairment of long-lived assets	162,673	159,317
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	154,415	192,462
Net (loss) income	(76,859)	122,008
Capital expenditures	262,204	302,670
Total assets	1,368,733	1,342,500
Operating segments | Fekola Regional
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	1,986	1,267
Impairment of long-lived assets	52,543	46,349
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	46	0
Net (loss) income	(68,728)	(45,173)
Capital expenditures	19,289	92,522
Total assets	187,484	250,729
Operating segments | Masbate Mine
Disclosure of operating segments [line items]
External gold revenue	464,141	372,902
Production costs	161,462	160,952
Depreciation & depletion	83,352	79,423
Impairment of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	55,840	22,813
Net (loss) income	112,930	64,897
Capital expenditures	33,412	33,950
Total assets	769,617	739,506
Operating segments | Otjikoto Mine
Disclosure of operating segments [line items]
External gold revenue	486,213	417,589
Production costs	136,145	122,030
Depreciation & depletion	116,289	107,148
Impairment of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	109,282	75,713
Net (loss) income	122,454	85,293
Capital expenditures	36,667	64,926
Total assets	355,551	414,383
Operating segments | Goose Project
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	3,770	0
Impairment of long-lived assets	661,160	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	48	0
Net (loss) income	(663,781)	(2,687)
Capital expenditures	544,255	292,934
Total assets	1,607,392	1,479,754
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	0
Impairment of long-lived assets	0	116,482
Write-down of mining interests	636	19,905
Current income tax, withholding and other taxes	0	(1,000)
Net (loss) income	(1,827)	(107,426)
Capital expenditures	22,568	23,843
Total assets	328,717	384,530
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	2,153	2,000
Impairment of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	95	93
Net (loss) income	(50,842)	(75,324)
Capital expenditures	1,308	242
Total assets	$ 196,504	$ 263,217